Accrued Liabilities - Components of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Customer acquisition incentive payables	$ 18,216	$ 4,483
Funds payable to marketplace customers	10,313	6,350
Other tax payable	8,316	5,712
Payroll and related liabilities	5,622	4,494
Discretionary payments	3,299
Deferred depository bank incentive	1,954
Accrued operating expense	2,634	486
Professional service fee accruals	1,017	10
Issuance cost accruals	56	871
Others	468	20
Accrued liabilities	$ 51,895	$ 22,426